Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	December 31,	September 30,
	2016	2016
Laboratory equipment	$11,486,716	$11,452,858
Leasehold improvements	10,031,739	10,031,739
Computer software and hardware	471,152	421,206
Construction in progress	1,083,032	1,014,690
	23,072,639	22,920,493
Less: accumulated depreciation and amortization	(6,631,720)	(5,961,940)
	$16,440,919	$16,958,553

	September 30,
	2016	2015
Laboratory equipment	$11,452,858	$10,936,364
Leasehold improvements	10,031,739	9,889,521
Computer software and hardware	421,206	402,075
Construction in progress	1,014,690	175,425
	22,920,493	21,403,385
Less: accumulated depreciation and amortization	(5,961,940)	(3,643,447)
	$16,958,553	$17,759,938

Schedule of future minimum lease payments under capital leases
2017	$1,093,624
2018	341,740
1,435,364
Less: amounts representing interest	(137,379)
Less: current portion	(977,248)
Capital lease obligations, excluding current portion	$320,737